Initial Public Offering (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 13, 2021	Mar. 31, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)			15,000,000
Exercise price per share (in Dollars per share)		$ 11.5	$ 11.5
Net proceeds	$ 23,400,000
Aggregate proceeds held in trust account	$ 175,950,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Underwriters (in Shares)		17,250,000	17,250,000
Purchase price per unit (in Dollars per share)		$ 10	$ 10
Additional purchased unit (in Shares)	2,250,000
Additional gross proceeds	$ 22,500,000
Underwriting discounts	$ 450,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)		15,000,000
Underwriters an option to purchase (in Shares)		2,250,000	2,250,000
Price per share		$ 10	$ 10
Sponsor [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in shares (in Shares)	900,000
Gross proceeds	$ 900,000